FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ  07078-2789

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (210) 912-2100

Date of fiscal year end:  12/31_

Date of reporting period:  9/30/10

Item 1. Schedule of Investments.

Quarterly Statement of Investments

See Notes to Statements of Investments.

Mutual Beacon Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
†	Rounds to less than 0.1% of net assets.
[a]	Non-income producing.
[b]

Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

[c]

Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2010, the aggregate value of these securities was $49,880,938, representing 1.12% of net assets.

[d]	See Note 5 regarding restricted securities.
[e]

At September 30, 2010, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[f]	See Note 6 regarding holdings of 5% voting securities.
[g]	A portion or all of the security is held in connection with written option contracts open at period end.
[h]	Defaulted security or security for which income has been deemed uncollectible.
[i]	The coupon rate shown represents the rate at period end.
[j]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2010, the value of this security was $5,216,000, representing 0.12% of net assets.

[k]	A portion or all of the security is on loan at September 30, 2010.
[l]	The security is traded on a discount basis with no stated coupon rate.
[m]	Security or a portion of the security has been segregated as collateral for open written options contracts. At September 30, 2010, the value of this security amounted to $249,905.
[n]	At September 30, 2010, all repurchase agreements had been entered into on that date.
[o]	The rate shown is the annualized seven-day yield at period end.

Mutual Beacon Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

Mutual European Fund

Statement of Investments, September 30, 2010 (unaudited)

	Country	Shares/Contracts	Value
Common Stocks and Other Equity Interests 88.8%			
Air Freight & Logistics 1.0%			
TNT NV	Netherlands	730,973	$ 19,646,036
Automobiles 2.9%			
[a]Daimler AG (EUR Traded)	Germany	875,545	55,438,428
[a]Daimler AG (USD Traded)	Germany	1,797	113,750
			55,552,178
Beverages 3.0%			
Carlsberg AS, B	Denmark	294,740	30,738,315
Coca-Cola Enterprises Inc.	United States	39,600	1,227,600
Pernod Ricard SA	France	313,472	26,181,338
			58,147,253
Biotechnology 0.2%			
[a]Crucell NV	Netherlands	111,044	3,709,780
Capital Markets 2.5%			
[a]UBS AG (CHF Traded)	Switzerland	2,799,187	47,522,075
Chemicals 1.9%			
Linde AG	Germany	284,144	36,994,562
Commercial Banks 5.4%			
Barclays PLC	United Kingdom	5,145,844	24,224,461
BNP Paribas	France	530,178	37,716,338
Intesa Sanpaolo SpA	Italy	11,975,349	38,905,238
Intesa Sanpaolo SpA, di Risp	Italy	667,200	1,718,601
			102,564,638
Commercial Services & Supplies 0.9%			
[a]Edenred	France	883,294	17,500,799
Construction & Engineering 0.7%			
Vinci SA	France	249,252	12,497,388
Construction Materials 2.2%			
CRH PLC	Ireland	1,046,193	17,176,128
SA des Ciments Vicat	France	355,259	25,117,756
			42,293,884
Containers & Packaging 1.4%			
Rexam PLC	United Kingdom	5,520,758	26,644,447
Diversified Financial Services 3.3%			
Deutsche Boerse AG	Germany	492,164	32,847,715
Guinness Peat Group PLC	United Kingdom	12,456,412	6,127,484
Investor AB, B	Sweden	1,046,174	21,244,396
[a,b,c]Marconi Corp., Contingent Distribution	United Kingdom	28,582,000	—
Oslo Bors VPS Holding ASA	Norway	340,000	3,757,992
			63,977,587
Diversified Telecommunication Services 4.2%			
[a,d]AboveNet Inc.	United States	192,257	10,014,667
[a,d]AboveNet Inc., stock grant, grant price $10.475, expiration date 9/09/13	United States	117	19,476
[a,d]AboveNet Inc., stock grant, grant price $30, expiration date 9/07/18	United States	25	2,209
Cable & Wireless Communication PLC	United Kingdom	15,528,811	13,849,441
Cable & Wireless Worldwide PLC	United Kingdom	15,528,811	17,949,364
Telefonica SA	Spain	1,527,885	37,845,396
			79,680,553
Electric Utilities 1.2%			
E.ON AG	Germany	774,570	22,930,181

Mutual European Fund

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

		Principal Amount*	
[j]Repurchase Agreements (Cost $23,600,000) 1.3%			
Credit Suisse (USA) LLC, 0.23%, 10/01/10 (Maturity Value $23,600,151) Collateralized by U.S. Treasury Notes, 1.75%, 4/15/13	United States	23,600,000	23,600,000
Total Investments (Cost $1,608,087,505) 101.7%			1,946,847,716
Other Assets, less Liabilities (1.7)%			(32,852,704)
Net Assets 100.0%			$ 1,913,995,012

†Rounds to less than 0.1% of net assets.

[a]Non-income producing.

[d]See Note 5 regarding restricted securities.

Quarterly Statement of Investments

See Notes to Statements of Investments.

Mutual Financial Services Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
†	Rounds to less than 0.1% of net assets.
[a]	Non-income producing.
[b]	See Note 6 regarding holdings of 5% voting securities.
[c]	See Note 5 regarding restricted securities.
[d]

Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

[e]	Security has been deemed illiquid because it may not be able to be sold within seven days.
[f]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2010, the aggregate value of these securities was $8,708,314, representing 2.15% of net assets.

[g]	Perpetual security with no stated maturity date.
[h]	Defaulted security or security for which income has been deemed uncollectible.
[i]	The coupon rate shown represents the rate at period end.
[j]	A portion or all of the security is on loan at September 30, 2010.
[k]	The security is traded on a discount basis with no stated coupon rate.
[l]	At September 30, 2010, all repurchase agreements had been entered into on that date.
[m]	The rate shown is the annualized seven-day yield at period end.

Mutual Financial Services Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

Quarterly Statement of Investments

See Notes to Statements of Investments.

Mutual Global Discovery Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
†	Rounds to less than 0.1% of net assets.
[a]	Non-income producing.
[b]

Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

[c]

Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2010, the aggregate value of these securities was $29,529,455 representing 0.17% of net assets.

[d]	See Note 6 regarding holdings of 5% voting securities.
[e]	See Note 5 regarding restricted securities.
[f]

At September 30, 2010, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[g]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2010, the aggregate value of these securities was $73,572,364, representing 0.43% of net assets.

[h]	The coupon rate shown represents the rate at period end.
[i]	Defaulted security or security for which income has been deemed uncollectible.
[j]	The security is traded on a discount basis with no stated coupon rate.
[k]	At September 30, 2010, all repurchase agreements had been entered into on that date.

Mutual Global Discovery Fund

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	DBFX	Sell	166,438,990	$ 252,565,233	10/12/10	$ -	$ (8,978,304)
British Pound	BBU	Sell	33,600,000	52,801,392	10/12/10	2,088	-
Euro	DBFX	Sell	313,751,145	414,804,299	10/14/10	-	(12,976,967)
Euro	SSBT	Sell	138,281,494	188,125,325	10/14/10	-	(413,373)
Euro	BANT	Sell	109,200,000	148,599,360	10/14/10	-	(288,429)
Euro	SSBT	Buy	2,801,077	3,582,121	10/14/10	236,983	-
Euro	BANT	Buy	2,695,863	3,437,839	10/14/10	237,811	-
Euro	DBFX	Buy	8,794,439	11,175,463	10/14/10	815,238	-
Japanese Yen	BBU	Sell	11,300,040,561	122,447,208	10/20/10	-	(12,930,718)
Japanese Yen	DBFX	Sell	639,047,360	7,549,722	10/20/10	-	(106,260)
Japanese Yen	DBFX	Buy	1,547,079,427	17,124,966	10/20/10	1,409,516	-
Japanese Yen	BANT	Buy	186,802,630	2,030,000	10/20/10	207,952	-
Japanese Yen	BANT	Sell	105,495,090	1,270,000	10/20/10	6,137	-
Danish Krone	DBFX	Sell	1,000,000,000	179,623,509	10/25/10	-	(3,321,168)
Danish Krone	HAND	Sell	34,140,750	6,000,000	10/25/10	-	(245,869)
Danish Krone	DBFX	Buy	3,249,515	569,507	10/25/10	24,975	-
Danish Krone	HAND	Buy	100,020,892	17,866,566	10/25/10	431,724	-
Canadian Dollar	BANT	Sell	70,405,271	68,061,899	10/29/10	-	(364,680)
Swiss Franc	BBU	Sell	300,000,000	272,232,305	11/10/10	-	(33,237,675)
Swiss Franc	DBFX	Sell	84,611,474	77,313,330	11/10/10	-	(8,840,888)
Swiss Franc	BANT	Sell	13,389,554	11,870,000	11/10/10	-	(1,763,689)
Swiss Franc	SSBT	Buy	3,761,070	3,274,416	11/10/10	555,231	-
Swiss Franc	DBFX	Buy	13,774,330	11,997,187	11/10/10	2,028,294	-
Swiss Franc	BANT	Buy	2,277,411	2,170,099	11/10/10	148,836	-
British Pound	DBFX	Sell	144,045,571	213,286,759	11/12/10	-	(13,016,083)
British Pound	BANT	Sell	16,970,000	25,012,156	11/12/10	-	(1,648,569)
British Pound	BBU	Sell	4,716,451	6,814,600	11/12/10	-	(595,182)
British Pound	BBU	Sell	38,600,000	60,647,548	11/12/10	5,005	-
British Pound	BANT	Sell	131,055,290	201,962,697	11/15/10	-	(3,927,389)
British Pound	SSBT	Sell	130,123,815	200,520,799	11/15/10	-	(3,905,925)
British Pound	DBFX	Sell	12,480,000	19,330,522	11/15/10	-	(275,770)
Euro	DBFX	Sell	315,947,794	396,615,625	11/15/10	-	(34,045,305)
Euro	SSBT	Sell	115,246,803	146,067,952	11/15/10	-	(11,022,227)
Euro	BBU	Sell	104,000,000	132,215,200	11/15/10	-	(9,544,729)
Euro	BANT	Sell	18,870,000	23,102,079	11/15/10	-	(2,619,170)
Euro	SSBT	Buy	1,270,057	1,631,882	11/15/10	99,303	-
Euro	DBFX	Buy	3,540,006	4,547,705	11/15/10	277,594	-
New Zealand Dollar	DBFX	Sell	20,721,695	15,008,558	11/15/10	-	(147,678)
New Zealand Dollar	BANT	Sell	1,500,000	1,091,025	11/15/10	-	(6,103)
Norwegian Krone	SSBT	Sell	474,800,000	76,187,420	11/18/10	-	(4,332,886)
Norwegian Krone	HAND	Sell	82,763,428	13,505,000	11/18/10	-	(530,671)
Norwegian Krone	HAND	Buy	17,000,559	2,535,205	11/18/10	347,883	-
Australian Dollar	BBU	Sell	16,630,000	14,901,977	11/19/10	-	(1,076,903)
Australian Dollar	BANT	Sell	3,050,000	2,692,593	11/19/10	-	(237,989)
Australian Dollar	DBFX	Buy	4,520,000	4,354,970	11/19/10	-	(11,943)
Australian Dollar	BANT	Buy	6,060,000	5,712,580	11/19/10	110,151	-
Australian Dollar	DBFX	Buy	9,100,000	8,580,375	11/19/10	163,330	-

Mutual Global Discovery Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

Quarterly Statement of Investments

See Notes to Statements of Investments.

Mutual International Fund

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

Preferred Stocks 1.9%			
Automobiles 1.9%			
Porsche Automobile Holding SE, pfd.	Germany	2,342	116,916
Volkswagen AG, pfd.	Germany	1,137	137,335
Total Preferred Stocks (Cost $257,063)			254,251
Total Investments (Cost $11,757,832) 96.4%			12,965,460
Options Written (0.0)%†			(680)
Other Assets, less Liabilities 3.6%			482,965
Net Assets 100.0%			$ 13,447,745

		Contracts	
Options Written (Premiums received $964) (0.0)%†			
Put Options (0.0)%†			
Chemicals (0.0)%†			
Potash Corp. of Saskatchewan Inc., Dec. $130 Puts, 12/18/10	Canada	2	$ (680)

†Rounds to less than 0.1% of net assets.

[a]Non-income producing.

[b]Security or a portion of the security has been segregated as collateral for open written options contracts. At September 30, 2010, the value of this security and cash pledged amounted to $21,106.

Quarterly Statement of Investments

See Notes to Statements of Investments.

Mutual Quest Fund

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

[a,b,c]Century Communications Corp., Contingent Distribution	United States	13,497,000	—
[a,d]FIM Coinvestor Holdings I LLC	United States	16,133,491	—
Total Companies in Liquidation (Cost $5,212,885)			1,463,272
Total Investments before Short Term Investments (Cost $3,814,035,105)			4,468,734,085
		Principal Amount*	
Short Term Investments 12.1%			
U.S. Government and Agency Securities 11.2%			
[j]U.S. Treasury Bills,			
1/13/11	United States	75,000,000	74,973,600
[k]10/21/10 - 3/24/11	United States	495,000,000	494,790,977
Total U.S. Government and Agency Securities (Cost $569,718,514)			569,764,577
Total Investments before Money Market Funds and Repurchase Agreements (Cost $4,383,753,619)			5,038,498,662
		Shares	
Money Market Funds (Cost $26,656) 0.0%†			
[a]Bank of New York Institutional Cash Reserve Fund, Series B	United States	26,656	21,325
		Principal Amount*	
[l]Repurchase Agreements (Cost $46,600,000) 0.9%			
Credit Suisse Securities (USA) LLC, 0.23%, 10/01/10 (Maturity Value $46,600,298) Collateralized by U.S. Treasury Notes, 1.75%, 4/15/13	United States	46,600,000	46,600,000
Total Investments (Cost $4,430,380,275) 100.2%			5,085,119,987
Options Written (0.0)%†			(129,200)
Securities Sold Short (0.0)%†			(614,366)
Other Assets, less Liabilities (0.2)%			(8,139,499)
Net Assets 100.0%			$ 5,076,236,922

		Contracts	
Options Written (Premiums received $183,152) (0.0)%†			
Put Options (0.0)%†			
Chemicals (0.0)%†			
Potash Corp. of Saskatchewan Inc., Dec. $130 Puts, 12/18/10	Canada	380	$ (129,200)
		Shares	
Securities Sold Short (Proceeds $588,033) (0.0)%†			
Electric Utilities (0.0)%†			
FirstEnergy Corp.	United States	15,941	$ (614,366)

†Rounds to less than 0.1% of net assets.

[a]Non-income producing.

[d]See Note 5 regarding restricted securities.

[k]Security or a portion of the security has been segregated as collateral for securities sold short and open written options contracts. At September 30, 2010, the value of this security and cash pledged amounted to $1,068,816.

Mutual Quest Fund

Statement of Investments, September 30, 2010 (unaudited) (continued)

At September 30, 2010 the Fund had the following forward exchange contracts outstanding. See Note 3.

Mutual Quest Fund

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBFX	Sell	5,820,000	$ 7,486,673	1/18/11	$ -	$ (442,159)
Euro	SSBT	Buy	474,663	611,807	1/18/11	34,846	-
Euro	DBFX	Buy	326,330	419,794	1/18/11	24,779	-
Euro	BANT	Buy	1,723,458	2,302,127	1/18/11	45,813	-
Danish Krone	HAND	Sell	64,668,589	11,110,533	1/24/11	-	(714,498)
Danish Krone	HAND	Buy	30,393,254	5,400,673	1/24/11	165,189	-
Danish Krone	DBFX	Buy	2,864,764	522,319	1/24/11	1,520	-
South Korean Won	BANT	Sell	45,585,657,500	38,055,000	1/24/11	-	(1,728,345)
South Korean Won	DBFX	Sell	30,166,193,750	25,025,000	1/24/11	-	(1,301,528)
South Korean Won	BANT	Buy	5,919,196,250	5,170,959	1/24/11	-	(5,180)
Swiss Franc	SSBT	Sell	38,350,000	37,124,879	2/10/11	-	(1,961,145)
Swiss Franc	DBFX	Sell	991,606	990,000	2/10/11	-	(20,638)
Norwegian Krone	DBFX	Sell	192,634,127	30,861,704	2/16/11	-	(1,651,391)
Norwegian Krone	HAND	Sell	4,843,330	820,000	2/16/11	2,536	-
Euro	BANT	Sell	69,821,305	89,715,920	2/28/11	-	(5,368,462)
Euro	BBU	Sell	38,145,241	49,016,635	2/28/11	-	(2,930,499)
Euro	DBFX	Sell	950,000	1,234,041	2/28/11	-	(59,693)
	Unrealized appreciation (depreciation)					1,835,414	(63,860,597)
	Net unrealized appreciation (depreciation)						$ (62,025,183)

ABBREVIATIONS

Counterparty

BANT - Bank of America N.A
BBU - Barclays Bank PLC
DBFX - Deutsche Bank AG
HAND - Svenska Handelsbanken
SSBT - State Street Bank and Trust Co., N.A.

Currency

CHF - Swiss Franc

Selected Portfolio

ADR - American Depository Receipt
FRN - Floating Rate Note

Quarterly Statement of Investments See Notes to Statements of Investments.

Quarterly Statement of Investments See Notes to Statements of Investments.

Mutual Shares Fund

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

		Shares/ Principal Amount*	
Companies in Liquidation 0.0%†			
[a]Adelphia Recovery Trust	United States	99,967,609	1,999,352
[a,c]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	12,005,115	1,710,729
[a,d,e,f]CB FIM Coinvestors LLC	United States	43,105,703	—
[a,b,c]Century Communications Corp., Contingent Distribution	United States	33,138,000	—
[a,e]FIM Coinvestor Holdings I LLC	United States	53,924,666	—
[b,h]Peregrine Investments Holdings Ltd.,			
6.70%, 1/15/98	Hong Kong	95,000,000JPY	—
6.70%, 6/30/00	Hong Kong	250,000,000JPY	—
zero cpn., 1/22/98	Hong Kong	500,000	—
[b,h]PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00	Hong Kong	22,710,000	—
Total Companies in Liquidation (Cost $13,204,057)			3,710,081
Total Investments before Short Term Investments (Cost $13,396,625,989)			13,941,746,265
Short Term Investments 6.9%			
		Principal Amount*	
U.S. Government and Agency Securities (Cost $1,014,427,372) 6.8%			
[i]U.S. Treasury Bills, 10/21/10 - 4/07/11	United States	1,015,000,000	1,014,506,443
Total Investments before Money Market Funds and Repurchase Agreements (Cost $14,411,053,361)			14,956,252,708
		Shares	
Money Market Funds (Cost $131,829) 0.0%†			
[a]Bank of New York Institutional Cash Reserve Fund, Series B	United States	131,829	105,463
		Principal Amount*	
[j]Repurchase Agreements (Cost $14,700,000) 0.1%			
Credit Suisse Securities (USA) LLC, 0.23%, 10/01/10 (Maturity Value $14,700,094) Collateralized by U.S. Treasury Notes, 1.75%, 4/15/13	United States	14,700,000	14,700,000
Total Investments (Cost $14,425,885,190) 100.2%			14,971,058,171
Other Assets, less Liabilities (0.2)%			(23,851,239)
Net Assets 100.0%			$ 14,947,206,932

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
†	Rounds to less than 0.1% of net assets.
[a]	Non-income producing.
[b]

Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2010, the aggregate value of these securities was $71,403,166, representing 0.48% of net assets.

[c]

Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

[d]	See Note 6 regarding holdings of 5% voting securities.
[e]	See Note 5 regarding restricted securities.
[f]

At September 30, 2010, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[g]	The coupon rate shown represents the rate at period end.
[h]	Defaulted security or security for which income has been deemed uncollectible.
[i]	The security is traded on a discount basis with no stated coupon rate.
[j]	At September 30, 2010, all repurchase agreements had been entered into on that date.

Quarterly Statement of Investments See Notes to Statements of Investments.

Franklin Mutual Series Funds Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of seven funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds' Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instnunent dealers, and other market sources to determine fair value.

Equity securities and derivative financial instnunents (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivative financial instnunents trade in the over-the-counter market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instnunents. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds invest in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, unfavorable movements in the value of a foreign currency relative to the U.S. dollar, and the potential for market movements.

The Funds enter into forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Funds' investment objectives.

The Funds purchase or write option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index, or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At September 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

4. INCOME TAXES

At September 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

5. RESTRICTED SECURITIES

At September 30, 2010, the following Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Mutual Shares Fund

1,753,967		AboveNet Inc.	10/02/01 - 8/27/10	$ 49,060,099	$	91,364,141
1,065		AboveNet Inc., stock grant, grant price $10.475, expiration date 9/09/13	4/17/06 - 9/08/06	-		177,280
229		AboveNet Inc., stock grant, grant price $30, expiration date 9/07/18	9/08/09	-		20,235
1,593,873		Bond Street Holdings LLC, A, 144A	11/4/09 - 8/06/10	32,446,433		32,674,396
57,740		Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10	57,740		57,740
43,105,703		CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-		-
63,121,075		Cerberus CG Investor I LLC	7/26/07 - 4/28/10	62,928,883		37,557,039
49,252,400		Cerberus CG Investor I LLC, 12.00%, 7/31/14	7/26/07	49,252,400		29,305,178
63,120,130		Cerberus CG Investor II LLC	7/26/07 - 4/28/10	62,927,938		37,556,477
49,252,400		Cerberus CG Investor II LLC, 12.00%, 7/31/14	7/26/07	49,252,400		29,305,178
31,564,320		Cerberus CG Investor III LLC	7/26/07 - 4/28/10	31,468,225		18,780,771
24,626,200		Cerberus CG Investor III LLC, 12.00%, 7/31/14	7/26/07	24,626,200		14,652,589
64,834		Elephant Capital Holdings Ltd.	8/29/03 - 3/10/08	10,025,406		-
53,924,666		FIM Coinvestor Holdings I LLC	11/20/06 - 6/02/09	-		-
453,016		First Southern Bancorp Inc.	1/27/10 - 7/07/10	9,558,638		8,820,221
774		First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	774,000		714,207
22,185,100		GLCP Harrah's Investment LP	1/15/08	22,199,516		4,658,871
115,000		Glodyne Technoserve Ltd.	6/21/10	1,814,578		2,750,320
9,271		GMAC Inc.	11/20/06 - 6/02/09	43,786,210		55,623,300
678,719		IACNA Investor LLC	7/24/08	246,248		6,787
7,234,813		International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	4,811,544		12,219,021
1,104,272		International Automotive Components Group Japan LLC	9/26/06 - 3/27/07	9,586,103		6,464,348
25,796,752		International Automotive Components Group LLC	1/12/06 - 10/16/06	25,800,935		20,671,195
5,851,000	a	International Automotive Components Group NA LLC, 9.00%, 4/01/17	3/30/07	5,938,765		6,313,703
19,434,979	a	International Automotive Components Group NA LLC, A	3/30/07 - 10/10/07	20,679,582		16,552,577
301,530		NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	2,839,451		-
202,380		Olympus Re Holdings Ltd.	12/19/01	19,148,906		76,904
199,566		PTV Inc., 10.00%, pfd., A	12/07/01 - 3/06/02	125,727		17,961
1,467,000		State Bank and Trust Co.	7/24/09	14,670,000		22,371,750
7,558	b	West Coast Bancorp, cvt. pfd., B	10/23/09	755,800		775,451
43,036	b	West Coast Bancorp, wts., C, 10/23/16	10/23/09	-		2,828,006

Mutual Global Discovery Fund

Non-Controlled Affiliates

CSM NV	4,229,160	-	4,229,160	-	$ -	$ -	$ 2,929,247
Farmer Brothers Co.	904,637	-	22,884	881,753	14,108,048	308,248	(176,142)
FE Capital Holdings Ltd.	29,212	-	-	29,212	-	-	-
IACNA Investor LLC	402,771	-	-	402,771	4,028	-	-
Imagine Group Holdings Ltd.	2,410,917	-	673,988	1,736,929	20,329,364	-	1,401,037
International Automotive Components Group Japan LLC	650,533	-	-	650,533	3,808,184	-	-
Kloeckner & Co. SE	3,588,004	-	3,588,004	-	-	-	(53,694,388)
MCII Holdings Inc.	5,051	-	5,051	-	-	-	(5,810,215)
MCII Holdings Inc., PIK, pfd., A	38,244	3,546	41,790	-	-	-	(35,378,291)
North American Financial Holdings Inc., 144A	1,474,852	496,745	17,549	1,954,048	37,371,168	-	-
North American Financial Holdings Inc., 144A, non-voting	669,900	2,314,427	1,091,454	1,892,873	36,201,196	-	-
Total Affiliated Securities (0.65% of Net Assets)					$ 111,821,988	$ 308,248	$ (90,728,752)

*In U.S. dollars unless otherwise indicated.

Mutual Quest Fund

Non-Controlled Affiliates

DecisionOne Corp.	1,008,199	-	1,008,199	-	$ -	$ -	$ 825,451
DecisionOne Corp.,senior secured note, 15.00%, 11/30/13	1,339,481	20,392	1,359,873	-	-	100,925	-
DecisionOne Corp.,Term Loan B, 15.00%, 8/29/13	234,285	3,566	237,851	-	-	17,355	-
DecisionOne Corp., wts., 6/08/17	553,576	-	553,576	-	-	-	838,123
Elephant Capital Holdings Ltd.	27,946	-	-	27,946	-	-	-
Imagine Group Holdings Ltd.	1,491,021	-	416,825	1,074,196	- [4]	-	866,466
MCII Holdings Inc.	4,285	-	4,285	-	-	-	(4,929,077)
MCII Holdings Inc., PIK, pfd., A	32,450	3,008	35,458	-	-	-	(30,018,240)
White River Capital Inc.	549,751	-	-	549,751	9,211,078	412,313	-
Total Affiliated Securities (0.18% of Net Assets)					$ 9,211,078	$ 530,593	$ (32,417,277)

*In U.S. dollars unless otherwise indicated.

[4]As of September 30, 2010, no longer an affiliate.

At September 30,2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a)    Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Mutual Series Funds

By /s/ LAURA F. FERGERSON

       Laura F. Fergerson

       Chief Executive Officer –

       Finance and Administration

Date  November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

       Laura F. Fergerson

       Chief Executive Officer –

       Finance and Administration

Date  November 24, 2010

By /s/ MATTHEW T. HINKLE

          Matthew T. Hinkle

       Chief Financial Officer and

       Chief Accounting Officer

Date  November 24, 2010